Accounts Receivable, Net	6 Months Ended
Jun. 30, 2025
Receivables [Abstract]
Accounts Receivable, Net
2.
ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of December 31,	As of June 30,
	2024	2025
	US$	US$
Accounts receivable	11,891,930	9,336,405
Allowance for expected credit losses	(650,396)	(806,600)
Accounts Receivable, net	11,241,534	8,529,805

The movements of the allowance for doubtful accounts were as follows:

	As of December 31,	As of June 30,
	2023	2024
	US$	US$
Balance at the beginning of the year/period	(536,414)	(650,396)
Provision for expected credit losses	(180,174)	(149,590)
Reversal of expected credit losses	52,911	7,483
Foreign currency translation	13,281	(14,097)
Balance at the end of the year/period	(650,396)	(806,600)